Securities borrowed, lent and subject to repurchase agreements (Tables)	12 Months Ended
Dec. 31, 2023
Securities borrowed, lent and subject to repurchase agreements
end of	2023	2022
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	46,813	42,256
Deposits paid for securities borrowed	400	16,542
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	47,213	58,798
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	821	19,421
Deposits received for securities lent	134	950
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	955	20,371
Amounts shown are after counterparty and cash collateral netting.